Oil and Natural Gas Capitalized Costs	3 Months Ended
Mar. 31, 2012
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Oil and Natural Gas Capitalized Costs
Note 4 - Oil and Natural Gas Capitalized Costs

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2012	December 31, 2011
	(in thousands)
Proved properties:
Leasehold acquisition	$7,060,195	$6,040,239
Development	1,733,729	1,484,486
Unproved properties	334,932	310,925
	9,128,856	7,835,650
Less accumulated depletion and amortization	(1,145,113)	(1,033,617)
	$7,983,743	$6,802,033